Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of Preparation [Abstract]
Schedule of regarding the exchange rate of the New Israeli Shekel
	Euro	GBP	NIS
December 31, 2021	1.13	1.35	0.32
December 31, 2020	1.22	1.36	0.31
December 31, 2019	1.12	1.32	0.29
Change in percentages:
Year ended December 31, 2021	(7.3)	(0.73)	3.2
Year ended December 31, 2020	9.3	3.5	7.5
Year ended December 31, 2019	(2)	3.2	8.4